Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Revenue

3. Revenue

3.1. Disaggregated revenue information

The following is an analysis of the Group’s revenue for the period from continuing operations. The Group’s Chief Operating Decision Maker (CODM) has been identified as the Board of Directors. Management assesses and monitors the revenue performance of the Group as a single segment in line with the way the Group is assessed and managed by the CODM.

All material revenue recognised has arisen within the UK.

Revenue:	June 30 2021 £’000	June 30 2020 £’000
Retail	207,948	36,902
Wholesale	12,774	2,509
Other sales	27,487	534
Revenue	248,209	39,945

Other sales include commission revenue from finance and warranty sales where the Group is not the principal of the transaction and revenue is recognised on a net basis.

Recognition of revenue

Revenue from contracts with customers	240,530	39,945
Other revenue	7,679	—
	248,209	39,945

All revenue from contracts with customers are recognised at a point in time.

3.2. Contract balances

	June 30 2021 £’000	December 31 2020 £‘000
Trade receivables	12,715	7,243
Contract assets	153	599
Contract liabilities	(15,668)	(9,059)

All contract assets and liabilities are short term in nature and are derecognised within one month of the reporting period end across both June 30, 2021 and December 31, 2020 financial periods.

Revenue expected to be recognised in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the period end is summarised as below.

	Within one month as at June 30, 2021 £’000	Within one month as at December 31, 2020 £’000
Undelivered vehicles	13,678	9,059

5. Revenue

5.1 Disaggregated revenue information

The following is an analysis of the Group’s revenue for the year from continuing operations. Management assesses and monitors the revenue performance of the Group as a single segment.

Revenue recognized has arisen entirely within the United Kingdom.

Other sales includes commission revenue from finance and warranty sales where the Group is not the principal of the transaction and revenue is recognized on a net basis.

	2020	2019	2018
	£‘000	£‘000	£‘000
Type of goods
Retail	150,420	1,078	—
Wholesale	8,667	90	—
Other sales	3,121	8	—
	162,208	1,176	—

Timing of revenue recognition

	2020	2019	2018
	£‘000	£‘000	£‘000
Goods and services transferred at point in time	162,208	1,176	—
	162,208	1,176	—

5.2 Contract balances

	December 31, 2020	December 31, 2019	December 31, 2018
	£‘000	£‘000	£‘000
Trade receivables	7,243	291	—
Contract assets	599	8	—
Contract liabilities	(9,059)	(385)	—

All contract assets and liabilities are short term in nature and are derecognized within one month of the reporting period end across both 2020 and 2019 financial periods.

Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the year-end is summarized as below.

	Within one month as at December 31, 2020	Within one month as at December 31, 2019	Within one month as at December 31, 2018
	£‘000	£‘000	£‘000
Undelivered vehicles	9,059	385	—
	9,059	385	—